UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:    BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

  and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 08/31/2014

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$231,847,690
Total Investments (Cost — $ 209,047,234) — 100.1%	231,847,690
Liabilities in Excess of Other Assets — (0.1)%	(283,883)

Net Assets — 100.0%	$231,563,807

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of August 31, 2014, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $231,847,690 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of August 31, 2014, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended August 31, 2014.

BLACKROCK SERIES, INC.	AUGUST 31, 2014	1

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.6%
Ducommun, Inc. (a)	25,109	$779,886
Taser International, Inc. (a)	41,022	642,815

		1,422,701
Airlines — 0.1%
American Airlines Group, Inc.	3,493	135,913
Auto Components — 3.0%
Gentherm, Inc. (a)	45,671	2,231,028
Lear Corp.	836	84,545
Stoneridge, Inc. (a)	21,152	263,554
Tenneco, Inc. (a)	6,351	406,972
Tower International, Inc. (a)	115,208	3,862,924

		6,849,023
Banks — 0.9%
CommunityOne Bancorp (a)	4,630	43,985
Pacific Premier Bancorp, Inc. (a)	2,380	35,343
Texas Capital Bancshares, Inc. (a)	35,275	1,904,145

		1,983,473
Biotechnology — 9.0%
ACADIA Pharmaceuticals, Inc. (a)	4,420	105,992
Acceleron Pharma, Inc. (a)	1,839	49,414
Achillion Pharmaceuticals, Inc. (a)	45,319	524,341
Acorda Therapeutics, Inc. (a)	24,933	812,317
Actinium Pharmaceuticals, Inc. (a)	7,763	48,286
Aegerion Pharmaceuticals, Inc. (a)	21,897	668,953
Alder Biopharmaceuticals, Inc. (a)	29,773	507,332
Ambit Biosciences Corp. (a)	13,918	105,359
Amicus Therapeutics, Inc. (a)	46,232	332,408
Ardelyx, Inc. (a)	1,299	19,433
ArQule, Inc. (a)	18,374	24,254
Auspex Pharmaceuticals, Inc. (a)	1,768	40,646
BIND Therapeutics, Inc. (a)(b)	18,423	185,335
BioSpecifics Technologies Corp. (a)	11,379	355,935
BioTime, Inc. (a)(b)	20,335	63,242
Cepheid, Inc. (a)	9,920	397,098
China Biologic Products, Inc. (a)	8,359	444,030
Concert Pharmaceuticals, Inc. (a)	11,563	103,604
Cytokinetics, Inc. (a)	50,863	217,694
Dyax Corp. (a)	42,904	438,050
Emergent Biosolutions, Inc. (a)	20,259	504,449
Enanta Pharmaceuticals, Inc. (a)	5,539	232,416
Enzon Pharmaceuticals, Inc.	153,792	252,219
Esperion Therapeutics, Inc. (a)	800	12,472
Exact Sciences Corp. (a)(b)	5,903	123,078
GTx, Inc. (a)(b)	22,242	21,130
Halozyme Therapeutics, Inc. (a)	8,065	76,617
Harvard Apparatus Regenerative Technology, Inc. (a)	21,561	189,306
Hyperion Therapeutics, Inc. (a)	6,597	170,598
Ignyta, Inc. (a)	1,766	13,245
Inovio Pharmaceuticals, Inc. (a)(b)	14,933	158,140
Insmed, Inc. (a)	15,390	214,383
Insys Therapeutics, Inc. (a)	15,551	549,261
InterMune, Inc. (a)	23,602	1,733,567
Ironwood Pharmaceuticals, Inc. (a)	4,781	61,866
Isis Pharmaceuticals, Inc. (a)	42,838	1,746,077
Keryx Biopharmaceuticals, Inc. (a)	4,618	84,001

Common Stocks	Shares	Value
Biotechnology (concluded)
Kite Pharma, Inc. (a)	8,901	$251,631
Ligand Pharmaceuticals, Inc. (a)	13,062	679,746
MacroGenics, Inc. (a)	26,985	576,400
MannKind Corp. (a)(b)	14,769	108,848
Momenta Pharmaceuticals, Inc. (a)	51,383	605,806
Myriad Genetics, Inc. (a)	2,957	107,014
NPS Pharmaceuticals, Inc. (a)	41,436	1,250,538
OncoGenex Pharmaceutical, Inc. (a)	47,282	156,503
OncoMed Pharmaceuticals, Inc. (a)(b)	1,710	34,696
Opko Health, Inc. (a)(b)	13,858	123,336
PDL BioPharma, Inc.	90,319	911,319
Peregrine Pharmaceuticals, Inc. (a)(b)	120,427	198,705
Protalix BioTherapeutics, Inc. (a)	4,404	11,450
Prothena Corp. PLC (a)	9,501	217,573
PTC Therapeutics, Inc. (a)	5,098	161,403
Puma Biotechnology, Inc. (a)	4,871	1,268,944
Regado Biosciences, Inc. (a)	16,982	18,850
Regulus Therapeutics, Inc. (a)	47,024	323,525
Repligen Corp. (a)	21,552	410,781
Rigel Pharmaceuticals, Inc. (a)	110,593	287,542
Sage Therapeutics, Inc. (a)	885	25,594
Sangamo Biosciences, Inc. (a)	23,351	333,919
Sarepta Therapeutics, Inc. (a)	17,215	394,740
Sorrento Therapeutics, Inc. (a)	2,511	13,811
Spectrum Pharmaceuticals, Inc. (a)	2,405	19,505
Stemline Therapeutics, Inc. (a)	3,853	43,462
Sunesis Pharmaceuticals, Inc. (a)	13,382	100,231
Synageva BioPharma Corp. (a)	1,217	87,831
TESARO, Inc. (a)	1,786	52,794
Threshold Pharmaceuticals, Inc. (a)	13,203	54,924
Trevena, Inc. (a)	17,459	103,183
United Therapeutics Corp. (a)	1,552	182,872
Verastem, Inc. (a)	8,570	74,645
Versartis, Inc. (a)	4,404	101,292
Xencor, Inc. (a)	3,698	39,532

		20,919,493
Building Products — 1.1%
PGT, Inc. (a)	235,675	2,462,804
Capital Markets — 1.4%
HFF, Inc., Class A	76,116	2,283,480
Marcus & Millichap, Inc. (a)	8,058	244,319
RCS Capital Corp., Class A	20,569	456,015
Westwood Holdings Group, Inc.	4,747	282,921

		3,266,735
Chemicals — 0.6%
Landec Corp. (a)	7,588	99,630
OM Group, Inc.	11,160	296,856
PolyOne Corp.	27,079	1,062,038

		1,458,524
Commercial Services & Supplies — 0.8%
Civeo Corp.	45,270	1,150,311
Performant Financial Corp. (a)	58,667	564,377
SP Plus Corp. (a)	2,012	43,560
Viad Corp.	6,234	136,774

		1,895,022

Portfolio Abbreviations

ADR American Depositary Receipts
REIT Real Estate Investment Trust
CVR Contingent Value Rights

2	BLACKROCK MASTER LLC	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 4.1%
ARRIS Group, Inc. (a)	29,274	$896,077
Aruba Networks, Inc. (a)	112,312	2,397,861
Aviat Networks, Inc. (a)	45,693	71,738
Calix, Inc. (a)	54,823	575,641
Ciena Corp. (a)	5,701	117,954
Extreme Networks, Inc. (a)	178,077	949,150
Polycom, Inc. (a)	6,135	81,289
Ruckus Wireless, Inc. (a)	3,041	42,300
ShoreTel, Inc. (a)	79,286	531,216
Sonus Networks, Inc. (a)	1,037,347	3,910,798

		9,574,024
Consumer Finance — 0.3%
JGWPT Holdings, Inc., Class A (a)	47,777	644,989
Containers & Packaging — 1.4%
Berry Plastics Group, Inc. (a)	21,164	510,264
Graphic Packaging Holding Co. (a)	213,829	2,734,873

		3,245,137
Distributors — 0.1%
Core-Mark Holding Co., Inc.	3,019	145,395
Diversified Consumer Services — 1.2%
Collectors Universe, Inc.	12,087	243,553
LifeLock, Inc. (a)	105,868	1,568,964
National American University Holdings, Inc.	3,824	12,007
Steiner Leisure Ltd. (a)	21,343	907,504

		2,732,028
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	2,156	42,646
Diversified Telecommunication Services — 1.3%
HC2 Holdings, Inc. (a)	5,281	20,596
IDT Corp., Class B	12,846	201,811
Inteliquent, Inc.	85,275	1,040,355
Intelsat SA (a)	29,991	526,042
Premiere Global Services, Inc. (a)	55,624	732,568
Vonage Holdings Corp. (a)	125,376	432,547

		2,953,919
Electrical Equipment — 1.7%
EnerSys, Inc.	51,425	3,306,113
Enphase Energy, Inc. (a)	3,748	52,772
General Cable Corp.	24,505	526,122

		3,885,007
Electronic Equipment, Instruments & Components — 3.0%
Aeroflex Holding Corp. (a)	5,268	55,630
Anixter International, Inc.	8,909	794,950
Benchmark Electronics, Inc. (a)	16,327	402,134
Cognex Corp. (a)	39,070	1,640,159
Measurement Specialties, Inc. (a)	4,250	364,735
Newport Corp. (a)	93,911	1,772,101
OSI Systems, Inc. (a)	8,687	606,005
Radisys Corp. (a)	17,489	53,866
RealD, Inc. (a)	134,231	1,249,691
Rogers Corp. (a)	858	51,634

		6,990,905
Energy Equipment & Services — 2.5%
Basic Energy Services, Inc. (a)	47,364	1,146,682
CHC Group Ltd. (a)	85,483	593,252
Glori Energy, Inc. (a)	5,711	37,978
ION Geophysical Corp. (a)	84,018	289,862
Matrix Service Co. (a)	61,130	1,724,477
North Atlantic Drilling Ltd.	53,481	586,152
Pioneer Energy Services Corp. (a)	83,524	1,284,599

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Unit Corp. (a)	3,285	$216,186

		5,879,188
Food & Staples Retailing — 0.1%
Natural Grocers by Vitamin Cottage, Inc. (a)	1	18
The Pantry, Inc. (a)	16,453	348,310

		348,328
Food Products — 1.3%
Farmer Bros Co. (a)	4,566	106,707
Omega Protein Corp. (a)	17,404	262,278
Pilgrim’s Pride Corp. (a)	49,274	1,471,814
Sanderson Farms, Inc.	12,578	1,173,779

		3,014,578
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc. (a)	33,259	1,811,285
Anika Therapeutics, Inc. (a)	34,963	1,468,446
Exactech, Inc. (a)	7,004	167,255
ICU Medical, Inc. (a)	12,525	783,940
Natus Medical, Inc. (a)	8,222	231,120
STERIS Corp.	26,296	1,480,202
SurModics, Inc. (a)	15,667	319,920
Thoratec Corp. (a)	72,773	1,819,325
Utah Medical Products, Inc.	1,136	59,174

		8,140,667
Health Care Providers & Services — 5.4%
Adeptus Health, Inc., Class A (a)	4,425	125,183
AMN Healthcare Services, Inc. (a)	60,264	911,192
Amsurg Corp. (a)	5,123	275,566
BioTelemetry, Inc. (a)	11,519	84,319
Centene Corp. (a)	26,637	2,081,149
Corvel Corp. (a)	22,207	908,266
Cross Country Healthcare, Inc. (a)	19,104	152,450
Five Star Quality Care, Inc. (a)	42,656	197,924
Health Net, Inc. (a)	52,211	2,464,359
Team Health Holdings, Inc. (a)	89,150	5,217,058

		12,417,466
Health Care Technology — 0.6%
Omnicell, Inc. (a)	47,761	1,344,472
Hotels, Restaurants & Leisure — 2.6%
Diamond Resorts International, Inc. (a)	64,915	1,624,173
Einstein Noah Restaurant Group, Inc.	50,992	725,616
Interval Leisure Group, Inc.	56,780	1,227,584
Intrawest Resorts Holdings, Inc. (a)	2,229	25,656
Jack in the Box, Inc.	24,531	1,458,368
Red Lion Hotels Corp. (a)	7,934	46,017
SeaWorld Entertainment, Inc.	7,466	155,218
Speedway Motorsports, Inc.	1	19
Vail Resorts, Inc.	8,902	707,620

		5,970,271
Household Durables — 0.2%
TRI Pointe Homes, Inc. (a)	19,036	281,733
ZAGG, Inc. (a)	46,465	274,143

		555,876
Household Products — 0.1%
Harbinger Group, Inc. (a)	11,800	152,810
Independent Power and Renewable Electricity Producers — 0.0%
TerraForm Power, Inc., Class A (a)	1,526	47,672
Insurance — 0.4%
Hallmark Financial Services, Inc. (a)	22,668	216,479
Heritage Insurance Holdings, Inc. (a)	1,176	17,581

BLACKROCK MASTER LLC	AUGUST 31, 2014	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Third Point Reinsurance Ltd. (a)	36,187	$554,385
Universal Insurance Holdings, Inc.	2,812	38,974

		827,419
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A (a)	31,447	161,952
Orbitz Worldwide, Inc. (a)	65,748	539,134
Shutterfly, Inc. (a)	9,994	509,794

		1,210,880
Internet Software & Services — 5.0%
Blucora, Inc. (a)	88,161	1,373,548
Borderfree, Inc. (a)	3,689	51,683
Constant Contact, Inc. (a)	10,790	336,324
Cornerstone OnDemand, Inc. (a)	8,806	329,697
Everyday Health, Inc. (a)	1,328	19,336
Limelight Networks, Inc. (a)	74,870	177,442
LogMeIn, Inc. (a)	51,033	2,157,675
Monster Worldwide, Inc. (a)	15	87
Move, Inc. (a)	147,418	2,343,946
NIC, Inc.	107,984	2,023,620
Spark Networks, Inc. (a)(b)	20,043	105,226
support.com, Inc. (a)	63,038	151,922
Synacor, Inc. (a)	9,528	19,247
Travelzoo, Inc. (a)	32,777	558,848
Tremor Video, Inc. (a)	15,975	47,765
TrueCar, Inc. (a)(b)	26,298	543,580
Web.com Group, Inc. (a)	67,086	1,271,280
Wix.com Ltd. (a)	1,852	30,484

		11,541,710
IT Services — 2.4%
Forrester Research, Inc.	2,288	88,912
Global Cash Access Holdings, Inc. (a)	146,548	1,144,540
MAXIMUS, Inc.	5,396	222,315
Planet Payment, Inc. (a)	16,202	39,047
Syntel, Inc. (a)	46,002	4,111,199

		5,606,013
Life Sciences Tools & Services — 0.1%
Harvard Bioscience, Inc. (a)	34,269	154,896
Luminex Corp. (a)	5,328	100,433

		255,329
Machinery — 4.4%
Blount International, Inc. (a)	10,673	170,555
Global Brass & Copper Holdings, Inc.	75,315	1,163,617
The Gorman-Rupp Co.	2,854	88,560
The Greenbrier Cos., Inc.	62,926	4,500,467
Hyster-Yale Materials Handling, Inc.	12,765	984,054
John Bean Technologies Corp.	28,699	833,706
Luxfer Holdings PLC — ADR	129,101	2,440,009
Rexnord Corp. (a)	2,093	61,136
Xerium Technologies, Inc. (a)	2,502	37,405

		10,279,509
Media — 0.8%
Crown Media Holdings, Inc., Class A (a)	39,577	136,541
CTC Media, Inc.	58,482	531,017
Global Sources Ltd. (a)	1,589	11,330
ReachLocal, Inc. (a)	14,120	74,271
Time, Inc. (a)	38,197	896,866
Townsquare Media, Inc. (a)	25,534	289,811

		1,939,836
Metals & Mining — 1.9%
TimkenSteel Corp.	19,200	917,376

Common Stocks	Shares	Value
Metals & Mining (concluded)
U.S. Silica Holdings, Inc.	47,569	$3,415,930

		4,333,306
Oil, Gas & Consumable Fuels — 4.7%
American Eagle Energy Corp. (a)	7,559	39,609
Bonanza Creek Energy, Inc. (a)	61,183	3,757,248
BPZ Resources, Inc. (a)	29,577	72,464
Callon Petroleum Co. (a)	9,356	100,390
Carrizo Oil & Gas, Inc. (a)	1,642	102,986
Diamondback Energy, Inc. (a)	10,303	889,664
Energy Transfer Partners LP — MLP (a)	3,564	204,752
Jones Energy, Inc., Class A (a)	816	15,684
Kodiak Oil & Gas Corp. (a)	70,917	1,153,820
Matador Resources Co. (a)	18,860	516,010
Parsley Energy, Inc., Class A (a)	70,699	1,549,722
PBF Energy, Inc., Class A	23,692	673,090
PetroQuest Energy, Inc. (a)	27,366	182,258
Rex Energy Corp. (a)	2,315	35,373
Rosetta Resources, Inc. (a)	1,148	57,400
RSP Permian, Inc. (a)	50,684	1,449,562
Warren Resources, Inc. (a)	16,508	106,477

		10,906,509
Paper & Forest Products — 1.6%
Boise Cascade Co. (a)	739	22,214
KapStone Paper and Packaging Corp. (a)	118,736	3,649,945

		3,672,159
Personal Products — 0.1%
USANA Health Sciences, Inc. (a)	3,043	222,230
Pharmaceuticals — 1.7%
Achaogen, Inc. (a)	1,662	15,806
Akorn, Inc. (a)	26,736	1,043,239
Furiex Pharmaceuticals, Inc. — CVR (a)	1,957	19,570
Lannett Co., Inc. (a)	33,106	1,303,714
Prestige Brands Holdings, Inc. (a)	33,922	1,174,040
Sciclone Pharmaceuticals, Inc. (a)	58,092	398,511

		3,954,880
Professional Services — 2.7%
Kforce, Inc.	132,212	2,653,495
Mistras Group, Inc. (a)	7,846	168,375
RPX Corp. (a)	149,154	2,265,649
TriNet Group, Inc. (a)	48,030	1,287,684

		6,375,203
Real Estate Investment Trusts (REITs) — 2.3%
DuPont Fabros Technology, Inc.	62,581	1,762,281
The Geo Group, Inc.	27,300	1,021,566
NorthStar Realty Finance Corp.	50,329	931,590
PS Business Parks, Inc.	17,225	1,404,527
Sovran Self Storage, Inc.	3,785	292,467

		5,412,431
Real Estate Management & Development — 0.4%
Forestar Group, Inc. (a)	49,396	987,920
Road & Rail — 0.9%
Swift Transportation Co. (a)	98,114	2,078,054
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Energy Industries, Inc. (a)	31,866	613,421
Ambarella, Inc. (a)(b)	28,985	992,736
Amkor Technology, Inc. (a)	26,101	271,450
Cabot Microelectronics Corp. (a)	15,456	663,062
Cirrus Logic, Inc. (a)	27,007	653,029
Inphi Corp. (a)	55,274	831,874
Integrated Device Technology, Inc. (a)	15,053	247,622

4	BLACKROCK MASTER LLC	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Intermolecular, Inc. (a)	79,791	$177,136
Lattice Semiconductor Corp. (a)	40,607	304,959
MaxLinear, Inc., Class A (a)	62,921	583,278
Microsemi Corp. (a)	128,755	3,430,033
Monolithic Power Systems, Inc.	10,189	486,830
Pericom Semiconductor Corp. (a)	8,903	87,071
RF Micro Devices, Inc. (a)	71,628	893,201
Semtech Corp. (a)	20,607	536,915
Silicon Image, Inc. (a)	156,707	792,937
Silicon Laboratories, Inc. (a)	3,499	158,610
Spansion, Inc., Class A (a)	125,442	2,797,357
Ultra Clean Holdings (a)	9,638	93,007

		14,614,528
Software — 5.7%
Aspen Technology, Inc. (a)	116,555	4,789,245
AVG Technologies NV (a)	90,232	1,582,669
Glu Mobile, Inc. (a)(b)	19,349	99,841
Manhattan Associates, Inc. (a)	146,268	4,224,220
Monotype Imaging Holdings, Inc.	11,966	351,681
Net1 UEPS Technologies, Inc. (a)	3,899	47,802
Progress Software Corp. (a)	39,060	904,630
PTC, Inc. (a)	10,445	404,117
QAD, Inc., Class A	11,098	229,618
The Rubicon Project, Inc. (a)	5,508	53,648
TubeMogul, Inc. (a)	8,151	113,217
Verint Systems, Inc. (a)	8,870	444,653
Viggle, Inc. (a)	3,779	5,839

		13,251,180
Specialty Retail — 2.2%
Aaron’s, Inc. (a)	41,094	1,052,828
ANN, Inc. (a)	6,905	286,143
DSW, Inc., Class A	12,925	399,899
Haverty Furniture Cos., Inc.	27,656	643,555
Kirkland’s, Inc. (a)	20,985	374,163
The Men’s Wearhouse, Inc.	447	24,151
Murphy USA, Inc. (a)	2,786	151,753
Outerwall, Inc. (a)	9,021	531,608
Restoration Hardware Holdings, Inc. (a)	13,812	1,158,412
Sears Hometown and Outlet Stores, Inc. (a)	10,918	209,407
Sportsman’s Warehouse Holdings, Inc. (a)	12,115	72,811
Vitamin Shoppe, Inc. (a)	469	18,380
West Marine, Inc. (a)	1,763	19,340
The Wet Seal, Inc., Class A (a)(b)	156,096	159,218
Winmark Corp.	419	30,252

		5,131,920
Technology Hardware, Storage & Peripherals — 0.6%
Immersion Corp. (a)	54,212	568,142
Quantum Corp. (a)	109,304	136,630
Super Micro Computer, Inc. (a)	24,289	594,838

		1,299,610
Textiles, Apparel & Luxury Goods — 3.2%
Culp, Inc.	7,536	137,833
Deckers Outdoor Corp. (a)	8,478	782,011
Iconix Brand Group, Inc. (a)	2,773	115,440
Movado Group, Inc.	49,369	1,833,071
Skechers U.S.A., Inc., Class A (a)	78,037	4,555,020

		7,423,375
Thrifts & Mortgage Finance — 1.0%
Heritage Financial Group, Inc.	4,597	94,239
HomeStreet, Inc.	71,162	1,294,437
MGIC Investment Corp. (a)	10,169	85,725
Ocwen Financial Corp. (a)	25,880	723,087

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
Tree.com, Inc. (a)	2,828	$90,468

		2,287,956
Tobacco — 0.0%
Vector Group Ltd.	750	17,917
Trading Companies & Distributors — 1.9%
Air Lease Corp.	9,598	363,764
H&E Equipment Services, Inc.	2,348	96,057
MRC Global, Inc. (a)	108,755	2,699,299
Watsco, Inc.	13,001	1,202,462
Willis Lease Finance Corp. (a)	3,171	67,162

		4,428,744
Water Utilities — 0.6%
American States Water Co.	42,456	1,371,329
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	3,374	8,502
Total Common Stocks — 98.3%		227,917,515

Other Interests (c)	Beneficial Interest (000)
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$9	177
Total Other Interests — 0.0%		177

Preferred Stocks
Consumer Finance — 0.1%
LendingClub Corp. (Acquired 4/15/14, cost $338,865) (a)(d)	16,658	338,865
Household Durables — 0.1%
AliphCom (Acquired 6/03/14, cost $249,993) (a)(d)	22,187	249,993
Software — 0.5%
Apigee Corp., Series H (Acquired 4/15/14, cost $89,907) (a)(d)	30,896	89,907
MongoDB Series C (Acquired 12/19/13, cost $379,504) (a)(d)	15,128	361,710
MongoDB Series D (Acquired 12/19/13, cost $118,056) (a)(d)	4,706	112,520
MongoDB Series E (Acquired 12/19/13, cost $4,168) (a)(d)	166	3,969
Palantir Technologies, Inc. (Acquired 2/06/14, cost $500,000) (a)(d)	81,566	500,000
Total Preferred Stocks — 0.7%		1,656,964

BLACKROCK MASTER LLC	AUGUST 31, 2014	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Warrants (e)	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70)	222,516	—
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	547	$1,099
Total Warrants — 0.0%		1,099
Total Long-Term Investments (Cost — $206,775,299) — 99.0%		229,575,755

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	1,156,207	$1,156,207

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (f)(g)(h)	$1,867	1,867,358
Total Short-Term Securities (Cost — $3,023,565) — 1.3%		3,023,565
Total Investments (Cost — $209,798,864*) — 100.3%		232,599,320
Liabilities in Excess of Other Assets — (0.3)%		(751,630)

Net Assets — 100.0%		$231,847,690

Notes to Schedule of Investments

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$211,450,986

Gross unrealized appreciation	$30,968,968
Gross unrealized depreciation	(9,820,634)

Net unrealized appreciation	$21,148,334

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(d)	Restricted security as to resale. As of report date, the Master Portfolio held 0.7% of its net assets, with a current value of $1,656,964 and an original cost of $1,680,493 in this security.

(e)	Warrants entitle the Master Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be affiliates of the Master Portfolio during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2014	Net Activity	Shares/ Beneficial Interest Held at August 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,280,302	(4,124,095)	1,156,207	$154
BlackRock Liquidity Series, LLC, Money Market Series	$3,271,075	$(1,403,717)	$1,867,358	$41,748

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
21	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2014	$2,464,140	$43,030

6	BLACKROCK MASTER LLC	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments or derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,422,701	—	—	$1,422,701
Airlines	135,913	—	—	135,913
Auto Components	6,849,023	—	—	6,849,023
Banks	1,983,473	—	—	1,983,473
Biotechnology	20,919,493	—	—	20,919,493
Building Products	2,462,804	—	—	2,462,804
Capital Markets	3,266,735	—	—	3,266,735
Chemicals	1,458,524	—	—	1,458,524
Commercial Services & Supplies	1,895,022	—	—	1,895,022
Communications Equipment	9,574,024	—	—	9,574,024
Consumer Finance	644,989	—	—	644,989
Containers & Packaging	3,245,137	—	—	3,245,137
Distributors	145,395	—	—	145,395
Diversified Consumer Services	2,732,028	—	—	2,732,028
Diversified Financial Services	42,646	—	—	42,646
Diversified Telecommunication Services	2,953,919	—	—	2,953,919
Electrical Equipment	3,885,007	—	—	3,885,007
Electronic Equipment, Instruments & Components	6,990,905	—	—	6,990,905
Energy Equipment & Services	5,879,188	—	—	5,879,188
Food & Staples Retailing	348,328	—	—	348,328
Food Products	3,014,578	—	—	3,014,578
Health Care Equipment & Supplies	8,140,667	—	—	8,140,667
Health Care Providers & Services	12,417,466	—	—	12,417,466
Health Care Technology	1,344,472	—	—	1,344,472
Hotels, Restaurants & Leisure	5,970,271	—	—	5,970,271
Household Durables	555,876	—	—	555,876
Household Products	152,810	—	—	152,810
Independent Power and Renewable Electricity Producers	47,672	—	—	47,672
Insurance	827,419	—	—	827,419
Internet & Catalog Retail	1,210,880	—	—	1,210,880
Internet Software & Services	11,541,710	—	—	11,541,710
IT Services	5,606,013	—	—	5,606,013
Life Sciences Tools & Services	255,329	—	—	255,329

BLACKROCK MASTER LLC	AUGUST 31, 2014	7

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014: (concluded)

	Level 1	Level 2	Level 3	Total
Machinery	$10,279,509	—	—	$10,279,509
Media	1,939,836	—	—	1,939,836
Metals & Mining	4,333,306	—	—	4,333,306
Oil, Gas & Consumable Fuels	10,906,509	—	—	10,906,509
Paper & Forest Products	3,672,159	—	—	3,672,159
Personal Products	222,230	—	—	222,230
Pharmaceuticals	3,935,310	—	$19,570	3,954,880
Professional Services	6,375,203	—	—	6,375,203
Real Estate Investment Trusts (REITs)	5,412,431	—	—	5,412,431
Real Estate Management & Development	987,920	—	—	987,920
Road & Rail	2,078,054	—	—	2,078,054
Semiconductors & Semiconductor Equipment	14,614,528	—	—	14,614,528
Software	13,245,341	—	5,839	13,251,180
Specialty Retail	5,131,920	—	—	5,131,920
Technology Hardware, Storage & Peripherals	1,299,610	—	—	1,299,610
Textiles, Apparel & Luxury Goods	7,423,375	—	—	7,423,375
Thrifts & Mortgage Finance	2,287,956	—	—	2,287,956
Tobacco	17,917	—	—	17,917
Trading Companies & Distributors	4,428,744	—	—	4,428,744
Water Utilities	1,371,329	—	—	1,371,329
Wireless Telecommunication Services	—	—	8,502	8,502
Other Interests	177	—	—	177
Preferred Stocks	—	—	1,656,964	1,656,964
Warrants	1,099	—	—	1,099
Short-Term Securities	1,156,207	$1,867,358	—	3,023,565
Total	$229,041,087	$1,867,358	$1,690,875	$232,599,320

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$43,030	—	—	$43,030
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$198,213	—	—	$198,213
Cash pledged for financial futures contracts	75,000	—	—	75,000
Liabilities:
Collateral on securities loaned at value	—	$(1,867,358)	—	(1,867,358)
Total	$273,213	$(1,867,358)	—	$(1,594,145)

There were no transfers between levels during the period ended August 31, 2014.

8	BLACKROCK MASTER LLC	AUGUST 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 23, 2014

3